Cash Equivalents and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of Cash and Cash Equivalents
The amortized costs, unrealized gains and losses, and estimated fair values of the Company’s cash equivalents and marketable securities were as follows (in thousands):

	As of December 31, 2021
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$474,294	$—	$—	$474,294
Marketable securities:
Commercial paper	83,728	—	—	83,728
Corporate securities	78,353	24	(14)	78,363
U.S. Treasury securities	15,200	—	(12)	15,188
Asset-backed securities	16,735	—	(15)	16,720
Total marketable securities	194,016	24	(41)	193,999
Total	$668,310	$24	$(41)	$668,293

	As of December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$28,371	$—	$—	$28,371
Marketable securities:
Commercial paper	27,473	—	—	27,473
Corporate securities	6,940	—	(2)	6,938
U.S. Treasury securities	16,157	1	—	16,158
Asset-backed securities	2,772	—	—	2,772
Total marketable securities	53,342	1	(2)	53,341
Total	$81,713	$1	$(2)	$81,712

Schedule of Marketable Securities
The amortized costs, unrealized gains and losses, and estimated fair values of the Company’s cash equivalents and marketable securities were as follows (in thousands):

	As of December 31, 2021
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$474,294	$—	$—	$474,294
Marketable securities:
Commercial paper	83,728	—	—	83,728
Corporate securities	78,353	24	(14)	78,363
U.S. Treasury securities	15,200	—	(12)	15,188
Asset-backed securities	16,735	—	(15)	16,720
Total marketable securities	194,016	24	(41)	193,999
Total	$668,310	$24	$(41)	$668,293

	As of December 31, 2020
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents:
Money market funds	$28,371	$—	$—	$28,371
Marketable securities:
Commercial paper	27,473	—	—	27,473
Corporate securities	6,940	—	(2)	6,938
U.S. Treasury securities	16,157	1	—	16,158
Asset-backed securities	2,772	—	—	2,772
Total marketable securities	53,342	1	(2)	53,341
Total	$81,713	$1	$(2)	$81,712

Schedule of Investments Classified by Contractual Maturity Date
The following tables present the contractual maturities of the Company’s marketable securities (in thousands):

	As of December 31, 2021
	Amortized Cost	Estimated Fair Value
Due within one year	$137,077	$137,043
Due after one to four years	56,939	56,956
Total	$194,016	$193,999

	As of December 31, 2020
	Amortized Cost	Estimated Fair Value
Due within one year	$53,342	$53,341